Accounts Payable and Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 7 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

As of September 30, 2021 and December 31, 2020, the Company owed accounts payable and accrued expenses of $4,242,821 and $4,948,890, respectively. These are primarily comprised of payments to vendors, accrued interest on debt, and accrued legal bills.

NOTE 9 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

As of December 31, 2020 and 2019, the Company owed accounts payable and accrued expenses of $4,948,890 and $5,455,063, respectively. These are primarily comprised of payments to vendors, accrued interest on debt, and accrued legal bills.